Financial Risk Management Objectives and Policies	12 Months Ended
Dec. 31, 2018
Financial risk management objectives and policies [abstract]
Financial risk management objectives and policies

37	Financial risk management objectives and policies

Overview

The Group has exposure to the following risks arising from financial instruments:

●	Market risk

●	Credit risk

●	Liquidity risk

This note presents information about the Group’s exposure to each of the above risks, the Group’s objectives, policies and processes for measuring and managing risk, and the Group’s management of capital.

Risk management framework

The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework. The Board is responsible for developing and monitoring the Group’s risk management policies.

The Group’s principal financial liabilities comprise loans and borrowings, advances from customers, trade and other payables, warrants, contingent settlement provision and convertible preference shares. The main purpose of these financial liabilities is to raise financing for the Group’s operations. The Group has trade and other receivables, cash and cash equivalents and short-term deposits that are derived directly from its operations.

Market risk

Market risk is the risk that changes in market prices, such as interest rates and foreign exchange rates will affect the Group’s income or the value of its holdings of financial instruments. The objective of the market risk management is to manage and control market risk exposures within acceptable parameters while optimizing the return on risk.

Interest rate risk

The primary source of the Group’s interest rate risk relates to interest bearing bank deposits and its borrowings from banks and financial institutions. The interest bearing loans and borrowings of the Group are disclosed in Note 20 to the consolidated financial statements. As certain rates are based on interbank offer rates, the Group is exposed to cash flow interest rate risk. This risk is not hedged. Interest bearing bank deposits are short to medium-term in nature but given the significant cash and bank balances held by the Group, any variation in the interest rates may have a material impact on the results of the Group.

The Group manages its interest rate risk by having a mixture of fixed and variable rates for its deposits and borrowings.

Interest rate sensitivity

The sensitivity analyses below have been determined based on the exposure to interest rates for bank deposits and interest bearing financial liabilities at the end of the reporting period and the stipulated change taking place at the beginning of the year and held constant throughout the reporting period in the case of instruments that have floating rates. A 50 basis point increase or decrease is used and represents management’s assessment of the possible change in interest rates.

If the interest rate had been 50 basis points higher or lower and all other variables were held constant, the loss for the year ended 31 December 2018 of the Group would increase/decrease by US$284,000 (31/12/2017: US$256,000).

Foreign currency risk

The Group are exposed to foreign currency risk on sales, purchases and borrowings that are denominated in currencies other than the respective functional currencies of entities within the Group. The currencies giving rise to this risk are primarily the Singapore Dollar (“SGD”), Taiwan Dollar (“TWD”), Euro (“EUR”), Australian Dollar (“AUD”), US Dollar (“USD”), Hong Kong Dollar (“HKD”) and Korean Won (“KRW”). The Group relies on natural hedging as a risk management tool and does not enter into derivative foreign exchange contracts to hedge its foreign currency risk.

Foreign currency translation exposure is managed by incurring debt in the operating currency so that where possible operating cash flows can be primarily used to repay obligations in the local currency. This also has the effect of minimizing the exchange differences recorded against income, as the exchange differences on the net investment are recorded directly against equity.

	SGD	TWD	EUR	AUD	USD	HKD	KRW	Others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

31 December 2017
Financial assets
Non-current financial assets	–	138	–	115	–	24	146	57	480
Trade and other receivables	1,092	70	–	460	400	564	801	1,238	4,625
Other current financial assets	737	–	221	23	10	1	129	92	1,213
Cash and cash equivalents	2,872	124	–	58	3,243	146	339	530	7,312
	4,701	332	221	656	3,653	735	1,415	1,917	13,630
Financial liabilities
Convertible preference shares	(56,854)	–	–	–	–	–	–	–	(56,854)
Interest-bearing loans and borrowings	(51,876)	–	–	–	(6,637)	–	(22)	(8)	(58,543)
Contingent settlement provision	(307)	–	–	–	–	–	–	–	(307)
Trade and other payables, excluding deferred government grants	(6,616)	(72)	(670)	(439)	(672)	(117)	(1,882)	(1,049)	(11,517)
	(115,653)	(72)	(670)	(439)	(7,309)	(117)	(1,904)	(1,057)	(127,221)

Net financial (liabilities)/assets	(110,952)	260	(449)	217	(3,656)	618	(489)	860	(113,591)
Less: Financial (liabilities)/assets denominated in the respective entities’ functional currencies	(110,952)	277	–	(33)	59	320	(489)	600	(110,218)
Currency exposure of financial liabilities net of those denominated in the respective entities’ functional currencies	–	(17)	(449)	250	(3,715)	298	–	260	(3,373)

	SGD	TWD	EUR	AUD	USD	HKD	KRW	Others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

31 December 2018
Financial assets
Non-current financial assets	–	145	–	109	–	19	143	56	472
Trade and other receivables	1,148	50	36	265	281	669	961	1,260	4,670
Other current financial assets	191	–	217	25	23	1	99	73	629
Cash and cash equivalents	808	99	–	423	295	212	378	389	2,604
Marketable securities held in trust account	–	–	–	–	15,196	–	–	–	15,196
	2,147	294	253	822	15,795	901	1,581	1,778	23,571
Financial liabilities
Interest-bearing loans and borrowings	(51,272)	–	–	–	(8,026)	–	(59)	(6)	(59,363)
Loan from shareholders	–	–	–	–	(15,188)	–	–	–	(15,188)
Trade and other payables, excluding deferred government grants	(14,480)	(939)	5,208	(1,307)	(5,975)	(1,773)	(2,265)	1,670	(19,861)
	(65,752)	(939)	5,208	(1,307)	(29,189)	(1,773)	(2,324)	1,664	(94,412)

Net financial (liabilities)/assets	(63,605)	(645)	5,461	(485)	(13,394)	(872)	(743)	3,442	(70,841)
Less: Financial (liabilities)/assets denominated in the respective entities’ functional currencies	(63,605)	222	–	524	(6,260)	591	(744)	240	(69,032)
Currency exposure of financial liabilities net of those denominated in the respective entities’ functional currencies	–	(867)	5,461	(1,009)	(7,134)	(1,463)	1	3,202	(1,809)

The Group’s exposures to foreign currency are as follows:

Foreign currency risk sensitivity

A 10% strengthening of the following major currencies against the functional currency of each of the Group’s entities at the reporting date would increase/(decrease) profit or loss by the amounts shown below.  This analysis assumes that all other variables, in particular interest rates, remain constant.

	31/12/2017	31/12/2018
	Profit before tax	Profit before tax
	US$’000	US$’000

TWD against US$
- strengthened	(2)	(87)
- weakened	2	87

EUR against US$
- strengthened	(45)	546
- weakened	45	(546)

AUD against US$
- strengthened	25	(101)
- weakened	(25)	101

USD against US$
- strengthened	(372)	(713)
- weakened	372	713

HKD against US$
- strengthened	30	(146)
- weakened	(30)	146

KRW against US$
- strengthened	–	–
- weakened	–	–

Others against US$
- strengthened	26	320
- weakened	(26)	(320)

Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises mainly from the Group’s trade and other receivables and deposits with banks.

Trade and other receivables are regularly monitored by the Group and reviewed for impairment. Most of the receivables are within the credit terms. Although the receivables are generally unsecured, the credit risk is considered to be low.

The credit risk on deposits with banks is limited because the Group mainly places the deposits in banks with high credit ratings.

Liquidity risk

The Group monitors its liquidity risk and maintains a level of cash and cash equivalents deemed adequate by management to finance the Group’s operations and to mitigate the effects of fluctuations in cash flows, and having adequate amounts of committed credit facilities.

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments.

	One year or less	One to five years	More than five years	Total
	US$’000	US$’000	US$’000	US$’000
31 December 2017
Financial assets
Trade and other receivables	4,625	–	–	4,625
Other financial assets	1,213	480	–	1,693
Cash and cash equivalents	7,312	–	–	7,312
	13,150	480	–	13,630
Financial liabilities*
Trade and other payables, excluding deferred government grants	11,292	225	–	11,517
Interest-bearing loans and borrowings	31,430	18,055	15,755	65,240
Contingent settlement provision	–	307	–	307
	42,722	18,587	15,755	77,064

Net financial liabilities	(29,572)	(18,107)	(15,755)	(63,434)

31 December 2018
Financial assets
Trade and other receivables	4,670	–	–	4,670
Other financial assets	629	472	–	1,101
Cash and cash equivalents	2,604	–	–	2,604
Marketable securities held in trust account	15,196	–	–	15,196
	23,099	472	–	23,571
Financial liabilities
Trade and other payables, excluding deferred government grants	19,579	282	–	19,861
Interest-bearing loans and borrowings	43,595	7,377	14,897	65,869
Loan from shareholders	15,188	–	–	15,188
	78,362	7,659	14,897	100,918

Net financial liabilities	(55,263)	(7,187)	(14,897)	(77,347)

*	Excludes convertible preference shares because redemption is unlikely, attributable to the expected business combination.

	Loans and receivables	Financial liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Total
	US$’000	US$’000	US$’000	US$’000
31 December 2017
Financial assets Current
Trade and other receivables	4,625	–	–	4,625
Other current financial assets	1,213	–	–	1,213
Cash and cash equivalents	7,312	–	–	7,312
	13,150	–	–	13,150
Non-current
Non-current financial assets	480	–	–	480
Total financial assets	13,630	–	–	13,630

Financial liabilities
Current
Trade and other payables, excluding deferred government grants	–	–	11,292	11,292
Interest-bearing loans and borrowings	–	–	29,808	29,808
	–	–	41,100	41,100
Non-current
Interest-bearing loans and borrowings	–	–	28,735	28,735
Convertible preference shares	–	56,854	–	56,854
Trade and other payables, excluding deferred government grants	–	–	225	225
Contingent settlement provision	–	–	307	307
Total financial liabilities	–	56,854	70,367	127,221

	Amortized costs	Financial liabilities at fair value through profit or loss	Other financial liabilities at amortized cost	Total
	US$’000	US$’000	US$’000	US$’000
31 December 2018
Financial assets Current
Marketable securities held in trust account	15,196	–	–	15,196
Trade and other receivables	4,670	–	–	4,670
Other current financial assets	629	–	–	629
Cash and cash equivalents	2,604	–	–	2,604
	23,099	–	–	23,099
Non-current
Non-current financial assets	472	–	–	472
Total financial assets	23,571	–	–	23,571

Financial liabilities
Current
Trade and other payables, excluding deferred government grants	–	–	19,579	19,579
Interest-bearing loans and borrowings	–	–	42,147	42,147
	–	–	61,726	61,726
Non-current
Interest-bearing loans and borrowings	–	–	17,216	17,216
Loan from shareholders	–	–	15,188	15,188
Trade and other payables, excluding deferred government grants	–	–	282	282
Total financial liabilities	–	–	94,412	94,412